real estate joint ventures and investments in associates - Investments in associates - Individually immaterial associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
real estate joint ventures and investments in associates
Investments in associates	$ 232	$ 120
Net income (loss)	867	1,718
Comprehensive income	689	1,797
Individually immaterial associates
real estate joint ventures and investments in associates
Investments in associates	$ 48	$ 45